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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08861

                            Morgan Stanley Value Fund
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY VALUE FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2007 (UNAUDITED)

NUMBER OF
  SHARES                                                                           VALUE
---------                                                                      ------------
            COMMON STOCKS (94.1%)
            Airlines (0.7%)
  129,200   Southwest Airlines Co.                                             $  1,926,372
                                                                               ------------
            Aluminum (1.7%)
  126,000   Alcoa, Inc.                                                           5,106,780
                                                                               ------------
            Beverages: Alcoholic (0.7%)
   38,740   Anheuser-Busch Companies, Inc.                                        2,020,678
                                                                               ------------
            Beverages: Non-Alcoholic (2.6%)
  147,800   Coca-Cola Co. (The)                                                   7,731,418
                                                                               ------------
            Broadcasting (0.6%)
   43,299   Clear Channel Communications, Inc.                                    1,637,568
                                                                               ------------
            Cable/Satellite TV (2.6%)
  277,650   Comcast Corp. (Class A)                              *                7,807,518
                                                                               ------------
            Catalog/Specialty Distribution (0.9%)
  121,750   Liberty Media Corp - Interactive (Series A)          *                2,718,678
                                                                               ------------
            Chemicals: Major Diversified (3.2%)
  138,200   Du Pont (E.I.) de Nemours & Co.                                       7,026,088
   43,000   Rohm & Haas Co.                                                       2,351,240
                                                                               ------------
                                                                                  9,377,328
                                                                               ------------
            Computer Communications (0.3%)
   35,100   Cisco Systems, Inc.                                  *                  977,535
                                                                               ------------
            Computer Processing Hardware (1.8%)
  141,900   Dell Inc.                                            *                4,051,245
   29,000   Hewlett-Packard Co.                                                   1,293,980
                                                                               ------------
                                                                                  5,345,225
                                                                               ------------
            Data Processing Services (0.7%)
   33,600   First Data Corp.                                                      1,097,712
   48,000   Western Union Co.                                                       999,840
                                                                               ------------
                                                                                  2,097,552
                                                                               ------------
            Discount Stores (2.4%)
  150,200   Wal-Mart Stores, Inc.                                                 7,226,122
                                                                               ------------
            Drugstore Chains (1.4%)
  113,200   CVS Caremark Corp.                                                    4,126,140
                                                                               ------------
            Electronic Components (0.2%)
   64,700   Flextronics International Ltd. (Singapore)           *                  698,760
                                                                               ------------
            Electronic Production Equipment (0.4%)
    7,600   ASML Holding N.V. (Netherlands)                      *                  208,620
   17,300   KLA-Tencor Corp.                                                        950,635
                                                                               ------------
                                                                                  1,159,255
                                                                               ------------
            Finance/Rental/Leasing (2.0%)
   27,700   Fannie Mae                                                            1,809,641
   67,100   Freddie Mac                                                           4,072,970
                                                                               ------------
                                                                                  5,882,611
                                                                               ------------
            Financial Conglomerates (5.1%)
  214,100   Citigroup, Inc.                                                      10,981,189
   84,400   JPMorgan Chase & Co.                                                  4,089,180
                                                                               ------------
                                                                                 15,070,369
                                                                               ------------

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
            Food: Major Diversified (4.0%)
  161,037   Kraft Foods Inc. (Class A)                                            5,676,554
  195,400   Unilever N.V. (NY Registered Shares) (Netherlands)                    6,061,308
                                                                               ------------
                                                                                 11,737,862
                                                                               ------------
            Food: Specialty/Candy (1.8%)
   99,700   Cadbury Schweppes PLC (ADR) (United Kingdom)                          5,413,710
                                                                               ------------
            Home Improvement Chains (0.7%)
   27,500   Home Depot, Inc. (The)                                                1,082,125
   30,900   Lowe's Companies, Inc.                                                  948,321
                                                                               ------------
                                                                                  2,030,446
                                                                               ------------
            Household/Personal Care (2.1%)
   67,700   Kimberly-Clark Corp.                                                  4,528,453
   29,000   Procter & Gamble Co. (The)                                            1,774,510
                                                                               ------------
                                                                                  6,302,963
                                                                               ------------
            Industrial Conglomerates (1.1%)
   87,400   General Electric Co.                                                  3,345,672
                                                                               ------------
            Information Technology Services (0.8%)
   23,600   International Business Machines Corp.                                 2,483,900
                                                                               ------------
            Investment Banks/Brokers (1.4%)
    7,200   Bear Stearns Companies, Inc. (The)                                    1,008,000
   37,200   Merrill Lynch & Co., Inc.                                             3,109,176
                                                                               ------------
                                                                                  4,117,176
                                                                               ------------
            Life/Health Insurance (2.3%)
   31,600   AFLAC, Inc.                                                           1,624,240
   27,800   Genworth Financial Inc. (Class A)                                       956,320
   36,700   MetLife, Inc.                                                         2,366,416
   28,400   Torchmark Corp.                                                       1,902,800
                                                                               ------------
                                                                                  6,849,776
                                                                               ------------
            Major Banks (10.8%)
  214,700   Bank of America Corp.                                                10,496,683
   94,000   Bank of New York Co., Inc. (The)                                      3,895,360
   12,200   Barclays PLC (ADR) (United Kingdom)                                     680,638
   38,500   PNC Financial Services Group                                          2,755,830
   41,400   U.S. Bancorp                                                          1,364,130
  148,046   Wachovia Corp.                                                        7,587,358
  142,500   Wells Fargo & Co.                                                     5,011,725
                                                                               ------------
                                                                                 31,791,724
                                                                               ------------
            Major Telecommunications (4.5%)
  108,500   AT&T Inc.                                                             4,502,750
  211,300   Verizon Communications, Inc.                                          8,699,221
                                                                               ------------
                                                                                 13,201,971
                                                                               ------------
            Media Conglomerates (5.5%)
  126,000   News Corp. (Class B)                                                  2,890,440
  309,300   Time Warner, Inc.                                                     6,507,672
  165,300   Viacom, Inc. (Class B)                               *                6,881,439
                                                                               ------------
                                                                                 16,279,551
                                                                               ------------
            Medical Distributors (1.2%)
   49,700   Cardinal Health, Inc.                                                 3,510,808
                                                                               ------------
            Medical Specialties (0.7%)
  127,700   Boston Scientific Corp.                              *                1,958,918
                                                                               ------------
            Movies/Entertainment (0.9%)
   21,750   Liberty Media Corp. - Capital (Series A)             *                2,559,540
                                                                               ------------
            Multi-Line Insurance (1.4%)
   41,500   American International Group, Inc.                                    2,906,245
   11,200   Hartford Financial Services Group, Inc. (The)                         1,103,312
                                                                               ------------
                                                                                  4,009,557
                                                                               ------------
            Packaged Software (0.5%)
      600   McAfee Inc.                                          *                   21,120
   53,800   Microsoft Corp.                                                       1,585,486
                                                                               ------------
                                                                                  1,606,606
                                                                               ------------
            Pharmaceuticals: Major (16.6%)
   74,400   Abbott Laboratories                                                   3,984,120
  307,400   Bristol-Myers Squibb Co.                                              9,701,544
  100,100   Eli Lilly & Co.                                                       5,593,588

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
   99,900   GlaxoSmithKline PLC (ADR) (United Kingdom)                            5,231,763
  184,300   Pfizer, Inc.                                                          4,712,551
   41,000   Roche Holdings Ltd. (ADR) (Switzerland)                               3,643,875
   54,700   Sanofi-Aventis (ADR) (France)                                         2,202,769
  201,600   Schering-Plough Corp.                                                 6,136,704
  135,400   Wyeth                                                                 7,763,836
                                                                               ------------
                                                                                 48,970,750
                                                                               ------------
            Property - Casualty Insurers (3.6%)
      800   Berkshire Hathaway Inc. (Class B)                    *                2,884,000
  107,880   Chubb Corp. (The)                                                     5,840,623
   38,025   Travelers Companies, Inc. (The)                                       2,034,338
                                                                               ------------
                                                                                 10,758,961
                                                                               ------------
            Publishing: Newspapers (0.3%)
   16,200   Gannett Co., Inc.                                                       890,190
                                                                               ------------
            Pulp & Paper (3.7%)
  276,442   International Paper Co.                                              10,795,060
                                                                               ------------
            Semiconductors (1.2%)
   94,100   Intel Corp.                                                           2,235,816
   35,200   Texas Instruments Inc.                                                1,324,576
                                                                               ------------
                                                                                  3,560,392
                                                                               ------------
            Specialty Insurance (0.1%)
    2,800   MBIA Inc.                                                               174,216
                                                                               ------------
            Telecommunication Equipment (0.3%)
   25,500   Telefonaktiebolaget LM Ericsson (ADR) (Sweden)                        1,017,195
                                                                               ------------
            Tobacco (1.3%)
   56,700   Altria Group, Inc.                                                    3,976,938
                                                                               ------------
            TOTAL COMMON STOCKS
              (Cost $220,087,711)                                               278,253,791
                                                                               ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (a) (5.5%)
 $ 16,171   Investment Company
            Morgan Stanley Institutional Liquidity
               Money Market Portfolio - Institutional Class
               (Cost $16,170,597)                                                16,170,597
                                                                               ------------
            TOTAL INVESTMENTS
               (Cost $236,258,308) (b)                                  99.6%   294,424,388
            OTHER ASSETS IN EXCESS OF LIABILITIES                        0.4      1,220,907
                                                                       -----   ------------
            NET ASSETS                                                 100.0%  $295,645,295
                                                                       =====   ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a) The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $11,860 for the period ended June 30, 2007.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $61,586,932 and the aggregate gross unrealized depreciation is $3,420,852, resulting in net unrealized appreciation of $58,166,080.
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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value Fund


/s/ Ronald E. Robison

Ronald E. Robison
Principal Executive Officer
August 9, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison

Ronald E. Robison
Principal Executive Officer
August 9, 2007


/s/ Francis Smith

Francis Smith
Principal Financial Officer
August 9, 2007


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